Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Stock based compensation	$ 144,967	$ 69,486	$ 430,084	$ 842,089